UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                      as of January 31, 2017 (Unaudited)

Deutsche Global Small Cap Fund

	Shares	Value ($)
Common Stocks 97.4%
Australia 0.4%
Austal Ltd. (Cost $996,632)	1,342,789	1,628,643
Bermuda 1.0%
Lazard Ltd. "A" (Cost $2,299,440)	93,195	3,958,924
Canada 2.3%
Detour Gold Corp.*	141,600	1,920,645
Quebecor, Inc. "B"	131,785	3,968,995
SunOpta, Inc.* (a)	432,071	3,024,497
(Cost $8,253,388)		8,914,137
China 0.7%
Minth Group Ltd. (Cost $287,397)	874,905	2,815,648
Finland 1.1%
Cramo Oyj (Cost $3,577,071)	171,417	4,261,350
France 1.3%
Altran Technologies SA* (Cost $4,288,402)	329,025	4,868,466
Germany 3.4%
M.A.X. Automation AG	287,915	2,016,808
PATRIZIA Immobilien AG*	184,144	2,958,834
Rational AG	5,400	2,451,640
United Internet AG (Registered)	97,360	4,068,939
VIB Vermoegen AG	92,506	1,858,270
(Cost $5,241,168)		13,354,491
Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $1,236,642)	1,001,209	3,446,637
India 1.0%
WNS Holdings Ltd. (ADR)* (Cost $4,090,109)	141,138	4,013,965
Indonesia 0.9%
PT Arwana Citramulia Tbk	32,446,363	1,142,182
PT Matahari Department Store Tbk	2,222,600	2,460,136
(Cost $4,550,120)		3,602,318
Ireland 3.1%
Avadel Pharmaceuticals PLC (ADR)*	496,410	4,611,649
Greencore Group PLC	1,156,937	3,444,168
Ryanair Holdings PLC*	247,282	3,841,193
(Cost $11,271,181)		11,897,010
Israel 1.5%
Kornit Digital Ltd.* (b)	113,604	1,885,826
Mellanox Technologies Ltd.* (b)	81,837	3,874,982
(Cost $5,396,020)		5,760,808
Italy 2.4%
Moncler SpA	284,600	5,467,413
Prysmian SpA	156,962	4,071,270
(Cost $7,812,612)		9,538,683
Japan 9.6%
Ai Holdings Corp.	165,842	3,178,882
Anicom Holdings, Inc. (a)	112,900	2,299,460
BRONCO BILLY Co., Ltd.	40,500	995,483
Daikyonishikawa Corp.	319,400	4,172,483
Kura Corp.	23,800	991,245
Kusuri No Aoki Holdings Co., Ltd.	62,760	2,681,933
MISUMI Group, Inc.	89,202	1,660,103
Nippon Seiki Co., Ltd.	125,552	2,699,232
Optex Group Co., Ltd.	117,300	2,726,634
Syuppin Co., Ltd. (a)	244,900	2,894,033
Topcon Corp.	118,700	1,812,022
United Arrows Ltd.	33,469	943,329
Universal Entertainment Corp.*	63,931	2,320,874
UT Group Co., Ltd.* (a)	434,970	4,087,801
Zenkoku Hosho Co., Ltd.	110,800	3,826,048
(Cost $27,912,742)		37,289,562
Korea 1.2%
i-SENS, Inc.	85,383	2,064,592
Vieworks Co., Ltd.	41,713	2,476,720
(Cost $4,955,017)		4,541,312
Malaysia 0.3%
Tune Protect Group Bhd. (Cost $2,163,876)	4,127,862	1,312,394
Netherlands 2.0%
Brunel International NV	116,119	2,038,115
Core Laboratories NV (c)	26,795	3,130,460
SBM Offshore NV	157,184	2,557,855
(Cost $6,378,226)		7,726,430
Panama 0.8%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $2,715,181)	114,973	3,127,266
Spain 1.0%
Talgo SA 144A*	471,900	2,366,237
Telepizza Group SA 144A*	349,269	1,627,663
(Cost $5,032,299)		3,993,900
Sweden 1.3%
Nobina AB 144A (Cost $3,406,510)	813,685	5,036,279
Taiwan 0.6%
Basso Industry Corp. (Cost $2,059,463)	758,000	2,281,519
United Kingdom 7.7%
Arrow Global Group PLC	669,475	2,601,569
Auto Trader Group PLC 144A	409,565	2,064,217
Babcock International Group PLC	259,482	2,916,441
Cardtronics PLC "A"* (b)	85,633	4,673,849
Clinigen Healthcare Ltd.*	339,230	3,371,676
Domino's Pizza Group PLC	572,658	2,615,213
Electrocomponents PLC	665,300	4,063,357
Hargreaves Lansdown PLC	117,283	1,996,863
Polypipe Group PLC	523,655	2,227,674
Scapa Group PLC	832,734	3,402,359
(Cost $21,440,693)		29,933,218
United States 52.9%
Advance Auto Parts, Inc.	16,864	2,769,743
Affiliated Managers Group, Inc.*	32,507	4,952,767
Akorn, Inc.*	129,495	2,473,355
AZZ, Inc.	72,998	4,347,031
Babcock & Wilcox Enterprises, Inc.*	133,170	2,215,949
Belden, Inc.	50,500	3,861,735
Berry Plastics Group, Inc.*	74,508	3,802,143
BioScrip, Inc.* (a)	1,083,000	1,483,710
Casey's General Stores, Inc.	40,738	4,680,796
Cognex Corp.	61,803	4,175,411
Commercial Metals Co.	143,500	2,931,705
Cynosure, Inc. "A"*	46,400	2,477,760
Del Taco Restaurants, Inc.*	378,372	5,160,994
Deluxe Corp.	53,900	3,926,615
Diamondback Energy, Inc.*	44,561	4,686,480
Dolby Laboratories, Inc. "A"	69,100	3,310,581
FCB Financial Holdings, Inc. "A"*	70,065	3,289,552
Fox Factory Holding Corp.*	130,812	3,388,031
Gentherm, Inc.*	133,550	4,727,670
Gibraltar Industries, Inc.*	101,359	4,449,660
Hain Celestial Group, Inc.*	62,156	2,458,891
HD Supply Holdings, Inc.*	46,200	1,954,260
Helen of Troy Ltd.*	47,600	4,441,080
Horizon Global Corp.*	180,700	3,536,299
Inphi Corp.*	75,122	3,442,090
Jack in the Box, Inc.	46,675	5,037,166
Kindred Healthcare, Inc.	207,949	1,382,861
Knowles Corp.*	233,764	4,212,427
Leucadia National Corp.	121,777	2,904,381
Ligand Pharmaceuticals, Inc.* (a)	19,115	2,026,381
Manitowoc Foodservice, Inc.*	265,711	5,096,337
Masonite International Corp.*	44,457	2,960,836
Matador Resources Co.*	141,104	3,715,268
MAXIMUS, Inc.	20,347	1,121,934
Middleby Corp.*	26,810	3,597,366
Molina Healthcare, Inc.*	78,790	4,468,969
National Storage Affiliates Trust (REIT)	50,962	1,133,905
NETGEAR, Inc.*	56,400	3,209,160
Neurocrine Biosciences, Inc.*	45,237	1,941,120
On Assignment, Inc.*	52,055	2,357,050
Pacira Pharmaceuticals, Inc.*	57,768	2,221,180
PAREXEL International Corp.*	62,354	4,420,275
Patterson-UTI Energy, Inc.	121,369	3,403,187
Primoris Services Corp.	222,038	5,510,983
Providence Service Corp.*	110,438	4,268,429
Retrophin, Inc.*	240,775	4,724,005
Sinclair Broadcast Group, Inc. "A"	147,269	4,970,329
South State Corp.	32,910	2,942,154
Super Micro Computer, Inc.*	104,794	2,771,801
Teladoc, Inc.*	196,700	3,934,000
Tenneco, Inc.*	63,801	4,303,377
TiVo Corp.*	97,567	1,844,016
Trinseo SA	78,441	5,079,055
TriState Capital Holdings, Inc.*	172,909	3,838,580
Urban Outfitters, Inc.*	103,144	2,737,442
WABCO Holdings, Inc.*	41,063	4,477,099
WEX, Inc.*	29,734	3,399,488
Xactly Corp.*	210,924	2,562,727
Zions Bancorp.	90,748	3,828,658
Zoe's Kitchen, Inc.* (a)	42,792	934,149
(Cost $164,259,350)		206,280,403
Total Common Stocks (Cost $299,623,539)		379,583,363
Convertible Preferred Stock 0.2%
United States
Providence Service Corp., 5.5% (Cost $707,500)	7,075	685,679
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022*	50,505	11,956
Parrot SA, Expiration Date 12/22/2022*	50,505	13,465
Total Warrants (Cost $0)		25,421
Securities Lending Collateral 2.0%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (d) (e) (Cost $7,936,078)	7,936,078	7,936,078
Cash Equivalents 3.0%
Deutsche Central Cash Management Government Fund, 0.54% (d) (Cost $11,484,815)	11,484,815	11,484,815
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $319,751,932) †	102.6	399,715,356
Other Assets and Liabilities, Net	(2.6)	(9,963,255)
Net Assets	100.0	389,752,101

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $323,213,263. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $76,502,093. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $93,035,070 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,532,977.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $7,717,354, which is 2.0% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At January 31, 2017 the Deutsche Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Warrants
Consumer Discretionary	81,706,183	21.5%
Industrials	78,436,947	20.6%
Information Technology	73,369,905	19.3%
Health Care	49,032,361	12.9%
Financials	40,878,616	10.7%
Energy	17,493,250	4.6%
Materials	17,135,907	4.5%
Consumer Staples	16,290,285	4.3%
Real Estate	5,951,009	1.6%
Total	380,294,463	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,628,643	$—	$1,628,643
Bermuda	3,958,924	—	—	3,958,924
Canada	8,914,137	—	—	8,914,137
China	—	2,815,648	—	2,815,648
Finland	—	4,261,350	—	4,261,350
France	—	4,868,466	—	4,868,466
Germany	—	13,354,491	—	13,354,491
Hong Kong	—	3,446,637	—	3,446,637
India	4,013,965	—	—	4,013,965
Indonesia	—	3,602,318	—	3,602,318
Ireland	4,611,649	7,285,361	—	11,897,010
Israel	5,760,808	—	—	5,760,808
Italy	—	9,538,683	—	9,538,683
Japan	—	37,289,562	—	37,289,562
Korea	—	4,541,312	—	4,541,312
Malaysia	—	1,312,394	—	1,312,394
Netherlands	3,130,460	4,595,970	—	7,726,430
Panama	3,127,266	—	—	3,127,266
Spain	—	3,993,900	—	3,993,900
Sweden	—	5,036,279	—	5,036,279
Taiwan	—	2,281,519	—	2,281,519
United Kingdom	4,673,849	25,259,369	—	29,933,218
United States	206,280,403	—	—	206,280,403
Convertible Preferred Stock	—	—	685,679	685,679
Warrants	—	—	25,421	25,421
Short-Term Investments (f)	19,420,893	—	—	19,420,893
Total	$263,892,354	$135,111,902	$711,100	$399,715,356

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Small Cap Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017